Unaudited Condensed Consolidated Statement of Changes in Equity - GBP (£) £ in Thousands	Total	Share capital	Share premium	Deferred Shares	Foreign exchange reserve	Share-based payment reserve	Fair value reserve	Merger Reserve	Retained earnings/ (accumulated losses)
Beginning of period	£ 58,523	£ 0	£ 89,099	£ 0	£ (111)	£ 3,589	£ 0	£ 0	£ (34,054)
Loss for the period	(5,469)								(5,469)
Foreign exchange gain on translation of subsidiaries	(13)				(13)
Total comprehensive loss for the period	(5,482)				(13)				(5,469)
Share-based payment charge	444					444
Issue of share capital, net of transaction costs	21,104		21,104
End of period at Dec. 31, 2020	58,523	0	89,099	0	(111)	3,589	0	0	(34,054)
Beginning of period	74,589	0	110,203	0	(124)	4,033	0	0	(39,523)
Beginning of period	566,813	60	364,579	3	(659)	12,930	(199)	54,213	135,886
Loss for the period	(15,492)								(15,492)
Foreign exchange gain on translation of subsidiaries	517				525	(8)
Total comprehensive loss for the period	(14,975)				525	(8)			(15,492)
Share-based payment charge	3,560					3,560
Exercise of share-based payment awards	(2,282)	1				(661)			(1,622)
End of period at Dec. 31, 2021	566,813	60	364,579	3	(659)	12,930	(199)	54,213	135,886
Beginning of period	£ 553,116	£ 61	£ 364,579	£ 3	£ (134)	£ 15,821	£ (199)	£ 54,213	£ 118,772